Investments in Associates (Tables)	12 Months Ended
Jun. 30, 2023
Interest in Other Entities [Abstract]
Movement In Investments In Associates
The movement in the investments in associates during the year is as follows:

	SA Rand
Figures in million	2023	2022
Balance at beginning of year	125	126
Dividend received	(71)	(64)
Share of profit in associate	57	63
Balance at end of year	111	125